Additional Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventories, Net
Inventories, net consisted of the following as of December 31, (in thousands):

	2023	2022
Raw materials and work in process	$486	$48
Electric motorcycles and electric balance bikes	28,205	25,291
Parts and accessories and apparel	3,431	3,876
Inventories, net	$32,122	$29,215

Schedule of Property, Plant and Equipment, at Cost
Property, plant and equipment, net consisted of the following as of December 31, (in thousands):

	2023	2022
Construction in progress	$6,697	$26,362
Tooling	23,627	9,874
Machinery and equipment	5,147	3,488
Software	17,310	2,799
Leasehold improvements	2,023	1,635
	$54,804	$44,158
Accumulated depreciation	(17,122)	(12,591)
Property, plant and equipment, net	$37,682	$31,567

Schedule of Accrued Liabilities
Accrued liabilities consisted of the following as of December 31, (in thousands):

	2023	2022
Payroll and employee benefits	$7,077	$4,641
Engineering	5,215	4,377
Warranty and recalls	730	397
Deferred revenue	214	163
Sales incentives	78	—
Taxes	579	352
Accrued capital expenditures	4,933	7,748
Other	2,363	2,665
Accrued liabilities	$21,189	$20,343